Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income Taxes
Note 16 - Income Taxes

A.	Tax under various laws

The Company and its subsidiaries are assessed for income tax purposes on a separate basis. Each of the subsidiaries is subject to the tax rules prevailing in the country of incorporation.

B.	Details regarding the tax environment of the Israeli companies

(1)	Corporate tax rate

Presented hereunder are the tax rates relevant to the Company in Israel for the years 2017-2019:
2017 – 24%
2018 – 23%
2019 – 23%

On December 22, 2016 the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, the corporate tax rate would be reduced from 25% to 23% in two steps. The first step will be to a rate of 24% as from January 2017 and the second step will be to a rate of 23% as from January 2018.

Current taxes for the reported periods are calculated according to the enacted tax rates presented above, subject to the reduced tax rate under the Law for the Encouragement of Capital Investment discussed below.

(2)	Benefits under the Law for the Encouragement of Capital Investments (hereinafter - “the Encouragement Law”)

(a)	Amendment to the Law for the Encouragement of Capital Investments – 1959

On December 29, 2010 the Knesset approved the Economic Policy Law for 2011-2012, which includes an amendment to the Law for the Encouragement of Capital Investments – 1959 (hereinafter – “the Amendment”).

On August 5, 2013 the Knesset passed the Law for Changes in National Priorities (Legislative Amendments for Achieving Budget Objectives in the Years 2013 and 2014) – 2013, which determined that as of 2014 tax year the tax rate on preferred income will be 9% for Development Area A in which the Company is situated.

On December 22, 2016, the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, preferred enterprise in development area A will be subject to tax rate of 7.5%.

In 2019 the Company filed a notice to the Israeli Tax Authorities regarding the implementation of the preferred enterprise for its 2019 preferred income (instead of Beneficiary). As the Company is located in Development Area A, the applied corporate tax rate is 7.5%.

(b)
During the years 1998-2006 the company was subject to tax in according to the Approved and Beneficiary Enterprise under the Law for the Encouragement of Capital Investments. As such, the Company has income that was exempt from tax. If the Company will distribute dividend from the exempt income the Company will be required to pay income tax on the amount of the dividend distributed at the tax rate that would have been applicable to it in the year the income was produced if it had not been exempt from tax.

The Company intends to indefinitely reinvest the amount of its tax-exempt income and not distribute any amounts of its undistributed tax exempt income as a dividend. Accordingly, no deferred tax liabilities have been provided on income attributable to the Company's Approved and Beneficiating Enterprise programs.

Out of Camtek's retained earnings as of December 31, 2019 approximately $20,700 are tax-exempt earnings attributable to its Approved Enterprise and approximately $3,148 are tax-exempt earnings attributable to its Beneficiating Enterprise. The tax-exempt income attributable to the Approved and Beneficiating Enterprises cannot be distributed to shareholders without subjecting the Company to taxes. If these retained tax-exempt profits are distributed, the Company would be taxed at the reduced corporate tax rate applicable to such profits (currently – up to 25% pursuant to the implementation of the Investment Law). According to the Amendment, tax-exempt income generated under the Beneficiating Enterprise will be taxed upon dividend distribution or complete liquidation, whereas tax exempt income generated under the Approved Enterprise will be taxed only upon dividend distribution (but not upon complete liquidation, as the tax liability will be incurred by the shareholders).

As of December 31, 2019, if the income attributed to the Approved Enterprise was distributed as a dividend, the Company would incur a tax of approximately $5,175. If income attributed to the Beneficiary Enterprise was distributed as dividend, or upon liquidation, the Company would incur a tax in the amount of approximately $787. These amounts will be recorded as an income tax expense in the period in which the Company declares the dividend.

C.	Details regarding the tax environment of the Non-Israeli companies

Non-Israeli subsidiaries are taxed according to the tax laws in their countries of residence under local tax laws and regulations.

D.	Composition of income (loss) from continuing operations before income taxes and income tax expense (benefit)

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars (in thousands)
Income (loss) from continuing operations before income taxes:
Israel	20,783	18,746	(4,761)
Non-Israeli	1,990	2,015	1,574

	22,773	20,761	(3,187)

Income tax expense from continuing operations:
Current:
Israel	-	(306)	56
Non-Israeli	424	635	122
	424	329	178
Deferred tax expense (benefit) from continuing operations:
Israel	1,351	1,867	(5,125)
Non-Israeli	175	(166)	72
	1,526	1,701	(5,053)

	1,950	2,030	(4,875)

E.            Reconciliation of income tax expense at the statutory rate to actual income tax expense

The following is a reconciliation of the theoretical income tax expense, assuming all income is taxed at the statutory tax rate applicable to Israeli companies, and the actual income tax expense:

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars (in thousands)
Income (loss) from continuing operations before income taxes	22,773	20,761	(3,187)

Statutory tax rate	23%	23%	24%

Theoretical income tax expense (benefit)	5,238	4,775	(765)

Increase (decrease) in income tax expense resulting from:

Change in valuation allowance	-	(346)	(185)

Non-deductible expenses(*)	337	214	186

Differences between foreign currencies
and dollar-adjusted financial statements, net	(479)	240	(587)

Tax rate differential	(3,340)	(3,072)	633

Change in tax rate	-	-	182

Recognition of income tax benefit with respect to losses related to investment in subsidiaries	-	-	(4,929)

Other	194	219	590

Actual income tax expense (benefit)	1,950	2,030	(4,875)

(*)          Including non-deductible share based compensation.

F.            Deferred tax assets and liabilities

The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	December 31,
	2019	2018
	U.S. Dollars (in thousands)
Deferred tax assets:
Allowance for doubtful accounts	3	81
Deferred revenue	56	275
Accrued expenses	374	441
Net operating loss and tax credit carryforwards	1,036	1,904
Lease liability	192	-
Other temporary differences	119	405

Deferred tax asset, net of valuation allowance	1,780	3,106

Deferred tax liabilities:
Property, plant and equipment	(251)	(231)
Right of use assets	(192)	-
Undistributed earnings	(591)	(509)
Total deferred tax liabilities	(1,034)	(740)

Net deferred tax assets	746	2,366

Deferred tax assets are recognized for the anticipated tax benefits associated with operating loss carryforwards, tax credit carryforwards and deductible temporary differences. If it is more likely than not that some or all of the deferred tax assets will not be realized, the deferred tax credits are reduced by a valuation allowance.

In assessing the realizability of deferred tax assets, Management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

At December 31, 2019 and 2018 the Company had a valuation allowance of $0. The net change in the total valuation allowance was a decrease of $496 for the year ended December 31, 2018.

As of December 31, 2019, the Company in Israel has a regular net operating loss carryforward aggregating approximately $6,962 and tax credit carryforwards of $498 that can both be carried forward indefinitely. The amount of the Israeli deferred tax assets (liabilities) considered realizable, however, could be revised in the near term if estimates of future taxable income are changed.

As of December 31, 2019, a foreign subsidiary has net operating loss carryforwards aggregating approximately $1,963 and income tax receivable of $348 that can be carried forward indefinitely. Included within the deferred tax expenses for the year ended December 31, 2019 is a benefit of $309 for the recognition of a deferred tax asset for operating loss carryforwards.

G.           Accounting for uncertainty in income taxes

For the years ended December 31, 2019, 2018 and 2017, the Company did not have any significant unrecognized tax benefits. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

The Company accounts for interest and penalties related to an underpayment of income taxes as a component of income tax expense. For the years ended December 31, 2019, 2018 and 2017, no interest and penalties related to income taxes have been accrued.

H.           Tax assessments

The Company in Israel files its income tax returns in Israel while its principle foreign subsidiaries file their income tax returns in Belgium, Germany, Hong Kong, and United States of America. The Israeli tax returns of Camtek are open to examination by the Israeli Tax Authorities for the tax years beginning 2017, while the tax returns of its principal foreign subsidiaries remain subject to examination for the tax years beginning 1999 in Belgium, 2018 in Germany, 2012 in Hong Kong and 2016 in the United States of America.